10-K Employee Benefit Plans - Defined contribution plans and multiemployer plans, company participation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Multiemployer Plan [Line Items]
Contributions, Other funds	$ 0	$ 6,969	$ 7,065
Contributions	5,611	12,470	12,770
Pension Trust Fund for Operating Engineers
Multiemployer Plan [Line Items]
Contributions, excluding Other funds	2,484	2,495	2,680
Western Conference of Teamsters Pension Plan
Multiemployer Plan [Line Items]
Contributions, excluding Other funds	$ 3,127	$ 3,006	$ 3,025